GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Goodwill (Details) - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance		$ 21,019,000,000	$ 17,238,000,000
Acquisitions		1,353,000,000	4,363,000,000
Currency translation adjustment		569,000,000	(171,000,000)
Impairment	$ 0	(724,000,000)	0	$ 0
Reclassified to Assets held for sale		(1,138,000,000)	(411,000,000)
Ending balance		21,079,000,000	21,019,000,000	17,238,000,000
Corporate and All Other
Goodwill [Roll Forward]
Beginning balance		899,000,000	906,000,000
Acquisitions		0	0
Currency translation adjustment		50,000,000	(7,000,000)
Impairment		0
Reclassified to Assets held for sale		0	0
Ending balance		949,000,000	899,000,000	906,000,000
Aerospace Technologies | Operating Segments
Goodwill [Roll Forward]
Beginning balance		3,028,000,000	2,386,000,000
Acquisitions		(28,000,000)	660,000,000
Currency translation adjustment		25,000,000	(18,000,000)
Impairment		0
Reclassified to Assets held for sale		0	0
Ending balance		3,025,000,000	3,028,000,000	2,386,000,000
Industrial Automation | Operating Segments
Goodwill [Roll Forward]
Beginning balance		5,195,000,000	5,652,000,000
Acquisitions		0	0
Currency translation adjustment		193,000,000	(46,000,000)
Impairment		(724,000,000)
Reclassified to Assets held for sale		(1,138,000,000)	0
Ending balance		3,526,000,000	5,195,000,000	5,652,000,000
Building Automation | Operating Segments
Goodwill [Roll Forward]
Beginning balance		6,136,000,000	3,380,000,000
Acquisitions		122,000,000	2,827,000,000
Currency translation adjustment		181,000,000	(71,000,000)
Impairment		0
Reclassified to Assets held for sale		0	(411,000,000)
Ending balance		6,439,000,000	6,136,000,000	3,380,000,000
Process Automation and Technology | Operating Segments
Goodwill [Roll Forward]
Beginning balance		5,761,000,000	4,914,000,000
Acquisitions		1,259,000,000	876,000,000
Currency translation adjustment		120,000,000	(29,000,000)
Impairment		0
Reclassified to Assets held for sale		0	0
Ending balance		$ 7,140,000,000	$ 5,761,000,000	$ 4,914,000,000